Note 15 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Total	$ 6	$ 196	$ 663	$ 1,023	$ 7,743
Total			745	814	10,368
Voyage Expenses [Member]
Note 15 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Port charges			18	24	1,141
Bunkers			125	177	4,684
Commissions			520	822	1,918
Total			663	1,023	7,743
Vessel Operating Expenses [Member]
Note 15 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Crew wages and related costs				361	5,415
Insurance			47	83	1,165
Repairs and maintenance			689	179	1,356
Spares and consumable stores				184	2,369
Taxes (Note 17)			9	7	63
Total			$ 745	$ 814	$ 10,368